Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents certain information regarding compensation paid and certain financial performance measures in each of the last three years ended December 31, 2024, for the CEO and other NEOs as a group, as disclosed in the Summary Compensation table above.

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)(1)	Average summary compensation table total for non-CEO NEOs ($)	Average compensation actually paid to non-CEO NEOs ($)(2)	Value of initial fixed $100 investment based on total shareholder return ($)	Net income (in thousands)($)
2024	870,098	911,433	351,301	377,134	119	13,889
2023	734,892	706,872	457,794	441,732	127	18,167
2022	755,512	729,259	464,198	478,958	131	22,238
(1)In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872
2022	755,512	—	(89,600)	84,201	(20,854)	—	729,259
(2)In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732
2022	464,198	27,000	(42,095)	39,551	(9,696)	—	478,958

PEO Total Compensation Amount		$ 870,098	$ 734,892	$ 755,512
PEO Actually Paid Compensation Amount	[1]	$ 911,433	706,872	729,259
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872
2022	755,512	—	(89,600)	84,201	(20,854)	—	729,259

Non-PEO NEO Average Total Compensation Amount		$ 351,301	457,794	464,198
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 377,134	441,732	478,958
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732
2022	464,198	27,000	(42,095)	39,551	(9,696)	—	478,958

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Other NEO Compensation Actually Paid and Total Shareholder Return
The following graph illustrates the relationship during 2022-2024 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and total shareholder return (“TSR”):

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Other NEO Compensation Actually Paid and Net Income
The following graph illustrates the relationship during 2022-2024 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and net income (in thousands):

Total Shareholder Return Amount		$ 119	127	131
Net Income (Loss)		13,889,000	18,167,000	22,238,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,000)	0	(89,600)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,357	0	84,201
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		27,856	(28,020)	(20,854)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		122	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(3,000)	27,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,010)	0	(42,095)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,015	0	39,551
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,780	(13,062)	(9,696)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (952)	$ 0	$ 0

[1]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872
2022	755,512	—	(89,600)	84,201	(20,854)	—	729,259

[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732
2022	464,198	27,000	(42,095)	39,551	(9,696)	—	478,958